Other current assets and assets held for sale - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Feb. 08, 2023	Dec. 31, 2021
Schedule of Other Assets [Line Items]
VAT receivables	€ 41	€ 40
Value added tax payables		59
Assets held for sale	94	22
Total intangibles
Schedule of Other Assets [Line Items]
Assets held for sale	40
Property, plant and equipment
Schedule of Other Assets [Line Items]
Assets held for sale	29
VAT assessment
Schedule of Other Assets [Line Items]
Loss contingency, damages sought, value			€ 250
Basque Region
Schedule of Other Assets [Line Items]
VAT receivables		25
Spain
Schedule of Other Assets [Line Items]
Value added tax payables	57	€ 59
Spanish tax authorities
Schedule of Other Assets [Line Items]
Value added tax receivables				€ 214
Value added tax paid (refund)	€ 252